WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Summary of the Activity Related to Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
WARRANTY OBLIGATIONS AND OTHER GUARANTEES [Abstract]
Standard product warranty term, minimum	1 year
Standard product warranty term, maximum	2 years
Limited warranty services term, minimum	2 years
Activity related to warranty obligations
Balance at the beginning of the period	$ 617	$ 1,329	$ 4,660
Accruals for warranties issued during the period (benefit from expirations), net	(250)	(473)	2,039
Warranty reserve derecognized upon IPTV divestiture			(2,507)
Settlements made during the period	(150)	(239)	(2,863)
Balance at the end of the period	$ 217	$ 617	$ 1,329